Accrued expenses and other current liabilities (Tables)	6 Months Ended
Mar. 31, 2025
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities
	March 31,	September 30,
	2025	2024
	(unaudited)
Payroll payable	$272,231	$277,383
Interest payable	2,150	-
Accrued expenses	7,663	26,050
Accrued expenses and other current liabilities	$282,044	$303,433